Non-cash share-based compensation (Tables)	6 Months Ended
Jun. 30, 2020
Warrants [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on warrants activity follows:

	Warrants Exercisable	Weighted- Average Exercise Price Per Share	Warrants Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life
Balance as of December 31, 2018	687,252	27.74	€918,927	26.74		€7.2y
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or Expired	—	—	—	—
Balance as of December 31, 2019	852,260	35.35	€918,927	35.12		€6.9y
Granted	—	—	—	—
Exercised	—	—	(19,702)	8.28	€
Forfeited or Expired	—	—	—	—
Balance as of June 30, 2020	832,558	27.38	€899,225	27.15		€5.8y

S A free shares [member]
Statement [Line Items]
Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value
Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance at December 31, 2018	71,600	27.37	€
Granted	57,000	13.04	€
Vested	(35,600)	25.74	€
Cancelled	(26,000)	21.65	€
Unvested balance at December 31, 2019	67,000	13.98	€
Granted	43,000	12.11	€
Vested	—	—
Cancelled	(16,500)	14.16	€
Unvested balance at June 30, 2020	93,500	13.09	€

Stock options [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life
Balance as of December 31, 2018	5,644,044	27.47	€8,978,106	25.36		€7.3y
Granted	—	—	1,650,800	17.90	€
Exercised	—	—	—	—
Forfeited or Expired	—	—	(956,524)	24.01	€
Balance as of December 31, 2019	6,922,172	26.30	€9,672,382	24.22		€6.8y
Granted	—	—	177,000	9.00	€
Exercised	—	—	—	—
Forfeited or Expired	—	—	(204,642)	22.65	€
Balance as of June 30, 2020	7,798,543	25.44	€9,644,740	23.97		€6.3y

Summary of assumptions Vesting Details
The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2018	2019	2020
Weighted-Average fair values of stock options granted	8.84€	10.19€	5.59€
Assumptions:
Risk-free interest rate	0.13% - 0.21%	-0.38% - 0.09%	0.00%
Share entitlement per options	1	1	1
Exercise price	18.37€ - 24.80€	11.06€ - 18.25€	8.27€ - 15.84€
Grant date share fair value	16€ - 17.78€	11.32€ - 17.80€	9.14€ - 14.76€
Expected volatility	63.3% - 63.4%	60.0% - 66.6%	61.3% - 62.8%
Expected term (in years)	6.25	5.78 - 6.25	6.15
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded

Stock options [member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share
Balance as of December 31, 2018	1,278,038	$7.45	3,201,887	$10.67
Granted	—	—	1,590,000	$13.80
Exercised	—	—	(95,327)	$3.61
Forfeited or Expired	—	—	(227,696)	$14.68
Other activity			12,495	$13.29
Balance as of December 31, 2019	1,789,567	$8.73	4,481,359	$11.73
Granted	—	—	60,000	$7.30
Exercised	—	—	—	—
Forfeited or Expired	—	—	(357,531)	$15.03
Balance as of June 30, 2020	2,028,498	$9.33	4,183,828	$11.39

Summary of assumptions Vesting Details
The estimated fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2019	2020
Weighted-Average fair values of stock options granted	$10.61	$5.19
Assumptions:
Risk-free interest rate	1,9% - 2.5%	1.7%
Share entitlement per options	1	1
Exercise price	$4.05 - $15.39	$7.30
Grant date share fair value	$4.05 - $15.39	$7.30
Expected volatility	77,9% - 78.9%	77.4%
Expected term (in years)	6.8 - 10.0	6.9
Vesting conditions	Service	Service
Vesting period	Graded	Graded

Restricted Stock Unit [Member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on restricted stock unit activity follows:

	Number of Restricted Stock Units Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance at December 31, 2018	1,051,414	$14.11
Granted	100,000	$12.48
Vested	(324,043)	$9.69
Cancelled	(13,845)	$12.72
Unvested balance at December 31, 2019	813,526	$10.31
Granted	—	—
Vested	(117,389)	$9.97
Cancelled	(51,479)	$10.59
Unvested balance at June 30, 2020	644,658	$10.35

Performance Stock Unit [Member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on performance stock unit activity follows:

	Number of Performance Stock Units Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2019	311,667	$7.06
Granted	—	$—
Vested	—	$—
Cancelled	—	$—
Unvested balance at June 30, 2020	311,667	$7.06

Summary of assumptions Detail Of Stock Unit Activity Performance Stock
The fair value of the performance stock units and the assumptions used for the Monte Carlo simulation were as follows:

Date of grant	06/28/2019
Estimated fair values of performance stock units granted	$7.06
Assumptions:
Risk-free interest rate	1.71%
Expected volatility	75.0%
Expected term (in years)	3.0 years